Rule 497(e)
                                                              File Nos. 2-80886
                                                                       811-3626

CITIZENS INCOME PORTFOLIO
CITIZENS INDEX PORTFOLIO
CITIZENS EMERGING GROWTH PORTFOLIO
CITIZENS GLOBAL EQUITY PORTFOLIO
MUIR CALIFORNIA TAX-FREE INCOME PORTFOLIO
WORKING ASSETS MONEY MARKET PORTFOLIO
THE E-FUND


Supplement dated: November 21, 1996
to Prospectus dated: September 27, 1996

ALL CITIZENS TRUST PORTFOLIOS ALLOW INVESTING IN REPURCHASE AGREEMENTS

Consistent with our efforts to improve value to our shareholders, we now allow investing in repurchase agreements.

The addition to the prospectus follows:

REPURCHASE AGREEMENTS

To allow us to earn a return on surplus cash, we usually invest this cash overnight or for longer periods through an arrangement called a repurchase agreement, or "repo," with a financially strong company that is either a large stock broker or a substantial bank that is a member of the Federal Reserve. As additional security, we always require all vendors of repurchase agreements to set aside collateral in our name in the form of government securities equal to 102% of the value of any repurchase agreement. However, it is important to note that while repurchase agreements are a useful tool in managing the Portfolio, they do have some greater risk than direct investment in securities. If a bank or a stockbroker becomes bankrupt, or otherwise defaults after selling us a repurchase agreement, we may suffer some delay and expense in liquidating our collateral or have a loss of principal or interest. However, in any default, the resold securities are expected to provide collateral sufficient to cover the amount of the repurchase agreement, so we do not feel these risks outweigh the benefits of repurchase agreements.

                                                                    Rule 497(e)
                                                              File Nos. 2-80886
                                                                       811-3626


Institutional Shares

WORKING ASSETS MONEY MARKET PORTFOLIO
CITIZENS INDEX PORTFOLIO


Supplement dated: November 21, 1996
to Prospectus dated: October 31, 1996

ALL CITIZENS TRUST PORTFOLIOS ALLOW INVESTING IN REPURCHASE
AGREEMENTS

Consistent with our efforts to improve value to our shareholders, we now allow investing in repurchase agreements.

The addition to the prospectus follows:

REPURCHASE AGREEMENTS

To allow us to earn a return on surplus cash, we usually invest this cash overnight or for longer periods through an arrangement called a repurchase agreement, or "repo," with a financially strong company that is either a large stock broker or a substantial bank that is a member of the Federal Reserve. As additional security, we always require all vendors of repurchase agreements to set aside collateral in our name in the form of government securities equal to 102% of the value of any repurchase agreement. However, it is important to note that while repurchase agreements are a useful tool in managing the Portfolio, they do have some greater risk than direct investment in securities. If a bank or a stockbroker becomes bankrupt, or otherwise defaults after selling us a repurchase agreement, we may suffer some delay and expense in liquidating our collateral or have a loss of principal or interest. However, in any default, the resold securities are expected to provide collateral sufficient to cover the amount of the repurchase agreement, so we do not feel these risks outweigh the benefits of repurchase agreements.

                                                                    Rule 497(e)
                                                              File Nos. 2-80886
                                                                       811-3626


CITIZENS INCOME PORTFOLIO
CITIZENS EMERGING GROWTH PORTFOLIO
CITIZENS GLOBAL EQUITY PORTFOLIO
CITIZENS INDEX PORTFOLIO
WORKING ASSETS MONEY MARKET PORTFOLIO


Supplement dated: November 21, 1996
to SAI dated: September 27, 1996

MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS

During periods of unusual market conditions, or for liquidity purposes or pending the investment of the proceeds of the sale of its shares, we may invest all or a portion of the assets of the Citizens Income Portfolio, Citizens Emerging Growth Portfolio, Citizens Global Equity Portfolio, Citizens Index Portfolio and Working Assets Money Market Portfolio in money market instruments, including: obligations of agencies and instrumentalities of the U.S. Government; certificates of deposit of banks; and commercial paper or other corporate notes of investment grade quality. We may also buy such securities subject to repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the securities collateralizing the repurchase. In the event of bankruptcy or other default by the vendor of a repurchase agreement, there may be possible delays and expenses in liquidating the resold securities, decline in the value of the resold securities and loss of principal or interest. However, in the opinion of our management these risks are not material; upon default, the resold securities constitute collateral for the repurchase obligation.

                                                                    Rule 497(e)
                                                              File Nos. 2-80886
                                                                       811-3626


MUIR CALIFORNIA TAX-FREE INCOME PORTFOLIO



Supplement dated: November 21, 1996
to SAI dated: September 27, 1996

MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS

During periods of unusual market conditions, or for liquidity purposes or pending the investment of the proceeds of the sale of its shares, we may invest all or a portion of the assets of the Portfolio in money market instruments, including: obligations of agencies and instrumentalities of the U.S. Government; certificates of deposit of banks; and commercial paper or other corporate notes of investment grade quality. We may also buy such securities subject to repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the securities collateralizing the repurchase. In the event of bankruptcy or other default by the vendor of a repurchase agreement, there may be possible delays and expenses in liquidating the resold securities, decline in the value of the resold securities and loss of principal or interest. However, in the opinion of our management these risks are not material; upon default, the resold securities constitute collateral for the repurchase obligation.

                                                                    Rule 497(e)
                                                              File Nos. 2-80886
                                                                       811-3626


THE E-FUND



Supplement dated: November 21, 1996
to SAI dated: September 27, 1996

MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS

During periods of unusual market conditions, or for liquidity purposes or pending the investment of the proceeds of the sale of its shares, we may invest all or a portion of the assets of the Portfolio in money market instruments, including: obligations of agencies and instrumentalities of the U.S. Government; certificates of deposit of banks; and commercial paper or other corporate notes of investment grade quality. We may also buy such securities subject to repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the securities collateralizing the repurchase. In the event of bankruptcy or other default by the vendor of a repurchase agreement, there may be possible delays and expenses in liquidating the resold securities, decline in the value of the resold securities and loss of principal or interest. However, in the opinion of our management these risks are not material; upon default, the resold securities constitute collateral for the repurchase obligation.